Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Summary of subsidiaries with non-controlling interests	The non-controlling interest portion of the income statement and statement of cash flow amounts for Hellas prior to the acquisition in 2020 are presented in the table below.

	December 31, 2020		December 31, 2019
	Hellas	Deva	Hellas	Deva
NCI percentage	0% (1)	19.5%	5%	19.5%

Current assets	$—	$3,178	$67,902	$1,867
Non-current assets	—	412,251	1,858,544	415,149
Current liabilities	—	(235)	(1,050,952)	(312)
Non-current liabilities	—	(322,454)	(405,318)	(294,493)
Net assets	$—	$92,740	$470,176	$122,211

Carrying amount of NCI	$—	$37,520	$13,362	$42,903

Cash flows used in operating activities	$(6,535)	$(3,750)	$(215)	$(4,856)
Cash flows generated from (used in) investing activities	(16,708)	10	(45,216)	(15)
Cash flows generated from financing activities	18,927	4,754	50,026	4,803
Net increase (decrease) in cash and cash equivalents	$(4,316)	$1,014	$4,595	$(68)

Revenue	$65,781	$—	$140,156	$—
Net loss and comprehensive loss	(33,824)	(27,604)	(107,758)	(6,494)
Net loss allocated to NCI	(1,691)	(5,383)	(5,388)	(1,266)
Dividends paid to NCI	—	—	—	—
(1)The Company purchased the remaining 5% non-controlling interest in Hellas on May 11, 2020.